Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Schedule of property, plant and equipment
(€ million)	Land and buildings	E&P wells, plant and machinery	Other plant and machinery	E&P exploration assets and appraisal	E&P tangible assets in progress	Other tangible assets in progress and advances	Total
2025
Net carrying amount - beginning of the year	1,142	38,229	4,491	1,742	11,296	2,964	59,864
Additions	24	70	532	384	6,080	1,612	8,702
Depreciation capitalized				8	259		267
Depreciation (*)	(60)	(5,295)	(614)				(5,969)
Impairments	(10)	(822)	(225)		(307)	(374)	(1,738)
Reversals		30	109		24	42	205
Write-off			(1)	(13)		(2)	(16)
Currency translation differences	(2)	(4,092)	(132)	(178)	(1,065)	(24)	(5,493)
Initial recognition and changes in estimates	(2)	75	11	(8)	174	29	279
Changes in the scope of consolidation	10		5			(224)	(209)
Transfers	40	7,382	815	(128)	(7,254)	(855)
Other changes	(5)	(2,023)	(317)	(258)	(3,261)	508	(5,356)
Net carrying amount - end of the year	1,137	33,554	4,674	1,549	5,946	3,676	50,536
Gross carrying amount - end of the year	4,444	115,147	33,421	1,549	8,355	6,276	169,192
Provisions for depreciation and impairments	3,307	81,593	28,747		2,409	2,600	118,656
2024
Net carrying amount - beginning of the year	1,111	37,421	4,588	1,568	9,682	1,929	56,299
Additions	31	20	255	419	5,546	1,728	7,999
Depreciation capitalized				28	260		288
Depreciation (*)	(57)	(5,668)	(575)				(6,300)
Impairments	(9)	(1,705)	(371)		(669)	(382)	(3,136)
Reversals		107	92		74	30	303
Write-off		(1)	(1)	(414)	(5)	(1)	(422)
Currency translation differences	1	2,071	49	91	554	8	2,774
Initial recognition and changes in estimates		35	6	(4)	62	(2)	97
Changes in the scope of consolidation - included entities	12	1,314	3	97	1,090	70	2,586
Changes in the scope of consolidation - excluded entities	(1)	(822)	(17)	(25)	(486)		(1,351)
Transfers	47	6,865	566	(6)	(6,859)	(613)
Other changes	7	(1,408)	(104)	(12)	2,047	197	727
Net carrying amount - end of the year	1,142	38,229	4,491	1,742	11,296	2,964	59,864
Gross carrying amount - end of the year	4,412	139,117	33,226	1,742	14,589	5,490	198,576
Provisions for depreciation and impairments	3,270	100,888	28,735		3,293	2,526	138,712

(*) Before capitalization of depreciation of tangible assets

Schedule of depreciation rates
(%)
Buildings	2 - 10
Refining and chemical plants	3 - 17
Gas pipelines and compression stations	4 - 12
Power plants	3 - 5
Other plant and machinery	6 - 12
Industrial and commercial equipment	5 - 25
Other assets	10 - 20

Schedule of stratification of the suspended wells pending final determination of proved reserves aging
(€ million)	2025	2024	2023
Costs for exploratory wells suspended - beginning of the year	1,662	1,391	1,085
Increases for which is ongoing the determination of proved reserves	347	485	834
Amounts previously capitalized and expensed in the year	(11)	(362)	(388)
Reclassification to successful exploratory wells following the estimation of proved reserves	(128)	(4)	(72)
Disposals	(79)	(7)	(3)
Changes in the scope of consolidation		76
Currency translation differences	(167)	83	(40)
Other changes	(183)		(25)
Costs for exploratory wells suspended - end of the year	1,441	1,662	1,391

The following information relates to the stratification of the suspended wells pending final determination (ageing):

	2025		2024		2023
	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)
Costs capitalized and suspended for exploratory well activity
- within 1 year	218	5.8	253	4.4	417	7.9
- between 1 and 3 years	419	8.3	604	11.3	347	6.1
- beyond 3 years	804	16.0	805	18.2	627	14.5
	1,441	30.1	1,662	33.9	1,391	28.5
Costs capitalized for suspended wells
- fields including wells drilled over the last 12 months	218	5.8	253	4.4	417	7.9
- fields for which the delineation campaign is in progress	826	13.3	1,053	16.1	804	14.0
- fields including commercial discoveries that are progressing to a FID	397	11.0	356	13.4	170	6.6
	1,441	30.1	1,662	33.9	1,391	28.5

Schedule of unproved mineral interests
(€ million)	Congo	Nigeria	USA	Algeria	Egypt	United Arab Emirates	Italy	Indonesia	Netherlands	Tunisia	Australia	Total
2025
Carrying amount - beginning of the year	16	981	77	187	3	445	2	848	120			2,679
Additions		27		63				115		7	3	215
Net (impairments) reversals	(4)		(36)			(22)	(2)		(8)			(72)
Reclassification to Proved Mineral Interest		(20)		(100)		(54)		(804)	(88)			(1,066)
Currency translation differences and other changes	(3)	(114)	(8)	(20)	(1)	(137)		(124)			19	(388)
Carrying amount - end of the year	9	874	33	130	2	232		35	24	7	22	1,368
2024
Carrying amount - beginning of the year	429	924	23	215	2	475	2	89				2,159
Additions					15			709	120			844
Net (impairments) reversals	(421)		74		(5)							(352)
Reclassification to Proved Mineral Interest		(2)	(24)	(40)	(9)	(58)						(133)
Currency translation differences and other changes	8	59	4	12		28		50				161
Carrying amount - end of the year	16	981	77	187	3	445	2	848	120			2,679